As filed with the Securities and Exchange Commission on August 23, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1221 John Q. Hammons Drive

Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb

1221 John Q. Hammons Drive

Madison, WI 53717
(Name and address of agent for service)

608-824-8800

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 62.06%

Amusement, Gambling, and Recreation Industries - 1.51%
Global Payments, Inc.	16,000	$691,680

Beverage and Tobacco Product Manufacturing - 2.01%
PepsiCo, Inc.	13,000	918,580

Chemical Manufacturing - 7.48%
Abbott Laboratories	20,000	1,289,400
E.I. du Pont de Nemours and Company	14,000	707,980
Johnson & Johnson	15,000	1,013,400
Merck & Company, Inc.	10,000	417,500
		3,428,280

Computer and Electronic Product Manufacturing - 8.06%
Apple, Inc. (a)	2,700	1,576,800
EMC Corporation (a)	15,000	384,450
ION Geophysical Corporation (a)	110,000	724,900
Microchip Technology, Inc.	22,000	727,760
QUALCOMM, Inc.	5,000	278,400
		3,692,310

Couriers and Messengers - 0.69%
United Parcel Service, Inc. – Class B	4,000	315,040

Credit Intermediation and Related Activities - 3.37%
Citigroup, Inc.	10,000	274,100
JPMorgan Chase & Company	20,000	714,600
Visa, Inc. - Class A	4,500	556,335
		1,545,035

Electrical Equipment, Appliance, and
Component Manufacturing - 0.92%
Emerson Electric Company	9,000	419,220

2

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2012 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Food Services and Drinking Places - 1.26%
McDonald’s Corporation	6,500	$575,445

General Merchandise Stores - 1.59%
Kohls Corporation	16,000	727,840

Health and Personal Care Stores - 2.80%
Express Scripts Holding Company (a)	23,000	1,284,090

Insurance Carriers and Related Activities - 3.43%
Old Republic International Corporation	85,000	704,650
WellPoint, Inc.	13,500	861,165
		1,565,815

Machinery Manufacturing - 2.04%
General Electric Company	44,900	935,716

Merchant Wholesalers, Nondurable Goods - 2.79%
The Procter & Gamble Company	9,500	581,875
Universal Corporation	15,000	694,950
		1,276,825

Miscellaneous Manufacturing - 2.51%
3M Company	8,000	716,800
Stryker Corporation	7,900	435,290
		1,152,090

Other Information Services - 1.52%
Google Inc. (a)	1,200	696,084

Petroleum and Coal Products Manufacturing - 5.40%
BP PLC – ADR	24,000	972,960
Chevron Corporation	6,000	633,000
ConocoPhillips	12,000	670,560
Phillips 66 (a)	6,000	199,440
		2,475,960

3

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2012 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Pipeline Transportation - 1.27%
TransCanada Corporation (b)	13,900	$582,410

Printing and Related Support Activities - 0.50%
Quad/Graphics, Inc.	16,000	230,080

Professional, Scientific, and Technical Services - 1.77%
Exact Sciences Corporation (a)	20,000	214,400
Global Geophysical Services, Inc. (a)	97,527	596,865
		811,265

Publishing Industries - 2.00%
Microsoft Corporation	30,000	917,700

Support Activities for Mining - 1.69%
Ensco PLC (b)	16,500	775,005

Telecommunications - 2.21%
Vodafone Group PLC – ADR	36,000	1,014,480

Transportation Equipment Manufacturing - 3.02%
General Motors Company (a)	28,000	552,160
Johnson Controls, Inc.	30,000	831,300
		1,383,460

Utilities - 2.22%
Siemens AG - ADR	12,100	1,017,247

TOTAL COMMON STOCKS
(Cost $25,552,885)		28,431,657

4

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2012 (Unaudited) (Continued)

	Shares	Value
PUBLICLY TRADED PARTNERSHIPS - 0.29%

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 0.29%
Fortress Investment Group, LLC - Class A	40,000	$134,800

TOTAL PUBLICLY TRADED PARTNERSHIPS
(Cost $232,687)		134,800

PREFERRED SECURITIES - 1.07%

Oil and Gas Extraction - 1.07%
ATP Oil & Gas Corporation, Series B
8.00%	28,000	489,720

TOTAL PREFERRED SECURITIES
(Cost $1,485,574)		489,720

EXCHANGE-TRADED FUNDS - 0.78%

Funds, Trusts, and Other Financial Vehicles - 0.78%
Market Vectors Oil Service (a)	10,000	356,400

TOTAL EXCHANGE-TRADED FUNDS
(Cost $404,070)		356,400

	Principal
	Amount
CONVERTIBLE BONDS - 1.68%

Computer and Electronic Product Manufacturing - 1.13%
Linear Technology Corporation
3.000%, 05/01/2027	$500,000	518,750

Specialty Trade Contractors - 0.55%
Transocean, Inc., Series C
1.500%, 12/15/2037 (b)	250,000	250,000

TOTAL CONVERTIBLE BONDS
(Cost $761,512)		768,750

5

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2012 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS - 26.62%

Administrative and Support Services - 1.14%
Lender Processing Services, Inc.
8.125%, 07/01/2016	$500,000	$523,750

Computer and Electronic Product Manufacturing - 0.86%
Nokia Corporation
5.375%, 05/15/2019 (b)	500,000	394,283

Credit Intermediation and Related Activities - 2.31%
Block Financial LLC
7.875%, 01/15/2013	500,000	512,619
Zions Bancorporation
7.750%, 09/23/2014	500,000	542,552
		1,055,171

Funds, Trusts, and Other Financial Vehicles - 4.03%
Health Care Property Investors, Inc.
6.000%, 03/01/2015	500,000	538,402
Hospitality Properties Trust
6.750%, 02/15/2013	800,000	805,106
Senior Housing Properties Trust
4.300%, 01/15/2016	500,000	500,870
		1,844,378

Health and Personal Care Stores - 0.77%
CVS Pass-Through Trust
6.943%, 01/10/2030	297,176	352,874

Insurance Carriers and Related Activities - 1.09%
Prudential Financial, Inc.
5.500%, 09/15/2019	500,000	499,975

Merchant Wholesalers, Nondurable Goods - 1.29%
Lorillard Tobacco Company
6.875%, 05/01/2020	500,000	592,196

6

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2012 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Oil and Gas Extraction - 2.36%
Petrobras International Finance Company
3.500%, 02/06/2017 (b)	$500,000	$514,492
Petrohawk Energy Corporation
7.250%, 08/15/2018	500,000	562,990
		1,077,482

Paper Manufacturing - 1.18%
Sealed Air Corporation
7.875%, 06/15/2017	500,000	542,500

Petroleum and Coal Products Manufacturing - 1.21%
Owens Corning
6.500%, 12/01/2016	500,000	556,497

Primary Metal Manufacturing - 1.08%
ArcelorMittal
4.500%, 02/25/2017 (b)	500,000	492,863

Rental and Leasing Services - 1.15%
Netflix, Inc.
8.500%, 11/15/2017	500,000	528,750

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 6.54%
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	500,000	515,519
1.466%, 07/29/2013 (c)	1,000,000	995,099
Morgan Stanley
3.967%, 05/14/2013 (c)	500,000	499,442
5.000%, 08/31/2025 (c)	500,000	497,675
5.000%, 08/19/2025 (c)	500,000	488,901
		2,996,636
Support Activities for Mining - 1.19%
Noble Holding International Limited
7.375%, 3/15/2014 (b)	500,000	546,816

7

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2012 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Utilities - 0.42%
Alliant Energy Corporation
4.000%, 10/15/2014	$180,000	$189,451

TOTAL CORPORATE BONDS
(Cost $12,057,228)		12,193,622

U.S. GOVERNMENT AGENCY ISSUES - 1.09%

Federal Home Loan Bank
0.250%, 08/09/2013	500,000	499,942

TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $499,727)		499,942

MUNICIPAL BONDS - 0.53%

West Virginia State Job Investment Trust Board - Series 2003B
0.000%, 06/12/2013 (a)	250,000	241,323

TOTAL MUNICIPAL BONDS
(Cost $241,066)		241,323

	Contracts
CALL OPTIONS PURCHASED - 1.54%

Computer and Electronic Product Manufacturing - 1.54%
Qualcomm, Inc.
Expiration: 01/19/2013, Exercise Price $30 (a)	275	706,063

TOTAL CALL OPTIONS PURCHASED
(Cost $658,811)		706,063

8

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2012 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.53%

Money Market Funds - 2.53%
STIT-STIC Prime Portfolio 0.056% (c)	1,159,810	$1,159,810

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,159,810)		1,159,810

Total Investments
(Cost $43,053,370) - 98.19%		44,982,087

Other Assets in Excess of Liabilities - 1.81%		828,212

TOTAL NET ASSETS - 100.00%		$45,810,299

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a) Non-income producing security.

(b) Foreign issued security.

(c) Variable rate security. The rate listed is as of June 30, 2012.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows**:

Cost of investments	$43,053,370
Gross unrealized appreciation	4,463,058
Gross unrealized depreciation	(2,534,341)
Net unrealized appreciation	$1,928,717

** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

9

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.85%

Amusement, Gambling, and Recreation Industries - 2.50%
Global Payments, Inc.	26,000	$1,123,980

Beverage and Tobacco Product Manufacturing - 2.75%
PepsiCo, Inc.	17,500	1,236,550

Chemical Manufacturing - 7.41%
Abbott Laboratories	23,000	1,482,810
Johnson & Johnson	18,000	1,216,080
Merck & Co., Inc.	15,000	626,250
		3,325,140

Computer and Electronic Product Manufacturing - 12.79%
Apple, Inc. (a)	4,500	2,628,000
EMC Corporation (a)	20,000	512,600
ION Geophysical Corporation (a)	160,000	1,054,400
Microchip Technology, Inc.	30,000	992,400
QUALCOMM, Inc.	10,000	556,800
		5,744,200

Couriers and Messengers - 1.05%
United Parcel Service, Inc. – Class B	6,000	472,560

Credit Intermediation and Related Activities - 4.95%
Citigroup, Inc.	15,000	411,150
JPMorgan Chase & Company	30,000	1,071,900
Visa, Inc. - Class A	6,000	741,780
		2,224,830

Electrical Equipment, Appliance, and
Component Manufacturing - 1.35%
Emerson Electric Company	13,000	605,540

Food Services and Drinking Places - 1.97%
McDonald’s Corporation	10,000	885,300

Health and Personal Care Stores - 3.73%
Express Scripts Holding Company (a)	30,000	1,674,900

10

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

June 30, 2012 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

General Merchandise Stores - 2.29%
Kohls Corporation	22,600	$1,028,074

Insurance Carriers and Related Activities - 4.30%
Old Republic International Corporation	110,000	911,900
WellPoint, Inc.	16,000	1,020,640
		1,932,540

Machinery Manufacturing - 3.02%
General Electric Company	65,000	1,354,600

Merchant Wholesalers, Nondurable Goods - 3.22%
The Procter & Gamble Company	13,400	820,750
Universal Corporation	13,500	625,455
		1,446,205

Miscellaneous Manufacturing - 3.52%
3M Company	11,000	985,600
Stryker Corporation	10,800	595,080
		1,580,680

Other Information Services - 2.20%
Google Inc. (a)	1,700	986,119

Petroleum and Coal Products Manufacturing - 7.38%
BP PLC – ADR	30,000	1,216,200
Chevron Corporation	8,000	844,000
ConocoPhillips	17,300	966,724
Phillips 66 (a)	8,650	287,526
		3,314,450

Pipeline Transportation - 1.76%
TransCanada Corporation (b)	18,900	791,910

Printing and Related Support Activities - 0.80%
Quad/Graphics, Inc.	25,000	359,500

11

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

June 30, 2012 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Professional, Scientific, and Technical Services - 2.50%
Exact Sciences Corporation (a)	30,000	$321,600
Global Geophysical Services, Inc. (a)	130,000	795,600
		1,117,200

Publishing Industries - 3.07%
Microsoft Corporation	45,000	1,376,550

Support Activities for Mining - 2.09%
Ensco PLC (b)	20,000	939,400

Telecommunications - 2.82%
Vodafone Group PLC – ADR	45,000	1,268,100

Transportation Equipment Manufacturing - 3.92%
General Motors Company (a)	40,000	788,800
Johnson Controls, Inc.	35,000	969,850
		1,758,650

Utilities - 3.18%
Siemens AG - ADR	17,000	1,429,190

Water Transportation - 1.28%
Royal Caribbean Cruises Ltd. (b)	22,000	572,660

TOTAL COMMON STOCKS
(Cost $36,093,829)		38,548,828

PUBLICLY TRADED PARTNERSHIPS - 0.15%

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 0.15%
Fortress Investment Group LLC - Class A	20,000	67,400

TOTAL PUBLICLY TRADED PARTNERSHIPS
(Cost $68,922)		67,400

12

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

June 30, 2012 (Unaudited) (Continued)

	Shares	Value
PREFERRED SECURITIES - 3.00%

Oil and Gas Extraction - 1.36%
ATP Oil & Gas Corporation, Series B
8.000%	35,000	$612,150

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 1.64%
The Goldman Sachs Group, Inc., Series D
4.000% (c)	40,000	736,800

TOTAL PREFERRED SECURITIES
(Cost $2,214,078)		1,348,950

EXCHANGE-TRADED FUNDS - 1.19%

Funds, Trusts, and Other Financial Vehicles - 1.19%
Market Vectors Oil Service (a)	15,000	534,600

TOTAL EXCHANGE-TRADED FUNDS
(Cost $606,105)		534,600

	Contracts
CALL OPTIONS PURCHASED - 1.72%

Computer and Electronic Product Manufacturing - 1.72%
Qualcomm, Inc.
Expiration: 01/19/2013, Exercise Price $30 (a)	300	770,250

TOTAL CALL OPTIONS PURCHASED
(Cost $725,725)		770,250

13

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

June 30, 2012 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 5.86%

Money Market Funds - 5.86%
STIT-STIC Prime Portfolio 0.056% (c)	1,250,000	$1,250,000
STIT Treasury Portfolio 0.020% (c)	1,381,684	1,381,684
		2,631,684

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,631,684)		2,631,684

Total Investments
(Cost $42,340,343) - 97.77%		43,901,712

Other Assets in Excess of Liabilities - 2.23%		1,002,644

TOTAL NET ASSETS - 100.00%		$44,904,356

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a) Non-income producing security.

(b) Foreign issued security.

(c) Variable rate security. The rate listed is as of June 30, 2012.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows**:

Cost of investments	$42,340,343
Gross unrealized appreciation	3,955,008
Gross unrealized depreciation	(2,393,639)
Net unrealized appreciation	$1,561,369

** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

14

Wisconsin Capital Funds, Inc.

Notes to Schedules of Investments

June 30, 2012 (Unaudited)

Security Valuation

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks, publicly traded partnerships, foreign issued common stocks, preferred securities, and exchange-traded funds, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq, are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.

An option that is purchased by the Funds is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. If an options exchange closes after the time at which the Funds’ net asset value is calculated, snapshot prices are provided by the independent pricing services or other sources at the close of the New York Stock Exchange to calculate the net asset value.

When using the market quotations or closing prices provided by a pricing service and when the market is considered active, the security will be classified as a Level 1 security. Listed options for which no sale was reported on that date are valued at their evaluated mean prices as furnished by the independent pricing services and generally will be classified as a Level 2 security. These securities are typically valued using market observable data such as broker quotes, bid and ask offers, and market quotes for the underlying equities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, municipal bonds, and U.S. government agency issues are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and

15

Wisconsin Capital Funds, Inc.

Notes to Schedules of Investments

June 30, 2012 (Unaudited) (Continued)

reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of June 30, 2012, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund
Investments in:
Common Stock*	$28,431,657	$-	$-	$28,431,657
Publicly Traded
Partnerships*	134,800	-	-	134,800
Preferred Securities*	489,720	-	-	489,720
Exchange-Traded Funds*	356,400	-	-	356,400
Convertible Bonds*	-	768,750	-	768,750
Corporate Bonds*	-	12,193,622	-	12,193,622
U.S. Government
Agency Issues	-	499,942	-	499,942
Municipal Bonds	-	241,323	-	241,323
Purchased Options*	-	706,063	-	706,063
Money Market Funds	1,159,810	-	-	1,159,810
Total	$30,572,387	$14,409,700	$-	$44,982,087

16

Wisconsin Capital Funds, Inc.

Notes to Schedules of Investments

June 30, 2012 (Unaudited) (Continued)

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stock*	$38,548,828	$-	$-	$38,548,828
Publicly Traded
Partnerships*	67,400	-	-	67,400
Preferred Securities*	1,348,950	-	-	1,348,950
Exchange-Traded Funds*	534,600	-	-	534,600
Purchased Options*	-	770,250		770,250
Money Market Funds	2,631,684	-	-	2,631,684
Total	$43,131,462	$770,250	$-	$43,901,712

* For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of June 30, 2012, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.

17

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Vice President/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

18

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wisconsin Capital Funds, Inc.

By (Signature and Title)*      /s/ Thomas G. Plumb

Thomas G. Plumb, President (Principal Executive Officer)

Date   August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Thomas G. Plumb

Thomas G. Plumb, President (Principal Executive Officer)

Date   August 23, 2012

By (Signature and Title)*      /s/ Timothy R. O’Brien

Timothy R. O’Brien, Chief Financial Officer (Principal Accounting Officer)

Date   August 23, 2012

* Print the name and title of each signing officer under his or her signature.

19